FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Carrying value and fair value of financial instruments (Details) - Carrying value - Bonds - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Carrying value and fair value of financial instruments
Carrying value, Financial liabilities	£ 9,191	£ 9,861
Fair value, Financial Liabilities	£ 8,483	£ 9,016